Form N-1A Cover	Jul. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED FUND VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 17, 2026
Prospectus Date	Jul. 20, 2026